SHARE-BASED COMPENSATION - Additional Disclosure (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based payment arrangement nonvested award cost not yet recognized period for recognition	2 years 5 months 1 day
Share based payment arrangement nonvested award excluding option cost not yet recognized amount | $	$ 199.9
Common Class A | Post-IPO Share Scheme
SHARE-BASED COMPENSATION
Maximum number of shares that may be issued | shares	86,380,904